Note 7 - Financial Results (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Results [Abstract]
Interest related to instruments carried at FVPL	$ 3.3	$ 6.5	$ 7.6
Non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries	$ 18.0